Fair Value, Investments in Entities That Calculate Net Asset Value Per Share (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	$ 642	$ 1,507
Unfunded commitments	144	252
Fair Value of nonmarketable equity investments in private equity funds where nonrecurring fair value adjustments were recorded	0	171
Fair Value of cost method NMEI funds using NAV	602	1,300
Fair Value of nonmarketable equity investments where net asset value was used	154	108
Offshore funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	2	125
Unfunded commitments	$ 0	$ 0
Redemption frequency	Daily - Monthly	Daily - Quarterly
Alternative investments, assets with redemption restrictions, fair value disclosure	$ 0	$ 24
Offshore funds [Member] | Minimum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption notice period	1 day	1 day
Offshore funds [Member] | Maximum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption notice period	30 days	60 days
Hedge funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	$ 0	$ 1
Unfunded commitments	$ 0	$ 0
Redemption frequency	Daily - Quarterly	Daily - Quarterly
Hedge funds [Member] | Minimum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption notice period	1 day	1 day
Hedge funds [Member] | Maximum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Redemption notice period	90 days	90 days
Private equity [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	$ 555	$ 1,313
Unfunded commitments	$ 135	243
Alternative investment, distributions from underlying assets, distribution period	2 years
Venture capital funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	$ 85	68
Unfunded commitments	$ 9	$ 9
Investment fund liquidation period	5 years